Victory Cornerstone Conservative Fund Performance Management - Victory Cornerstone Conservative Fund	Feb. 28, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Investment Performance
Performance Narrative [Text Block]	The following bar chart and table are intended to help you understand some indication of the risks of investing in the Fund. The bar chart illustrates the Fund's volatility by showing how performance has varied from year to year for each full calendar year since the Fund's inception. The table shows how the average annual total returns of the Fund for the periods indicated compared to those of the Fund's regulatory broad-based securities market index and an additional index with investment characteristics similar to the Fund. We assume reinvestment of dividends and distributions. Performance reflects any expense limitations in effect during the periods shown.Remember, historical performance (before and after taxes) does not necessarily indicate what will happen in the future. The Fund’s most current performance information is available on the Fund’s website at vcm.com or by calling (800) 235-8396.
Performance Past Does Not Indicate Future [Text]	Remember, historical performance (before and after taxes) does not necessarily indicate what will happen in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table are intended to help you understand some indication of the risks of investing in the Fund. The bar chart illustrates the Fund's volatility by showing how performance has varied from year to year for each full calendar year since the Fund's inception. The table shows how the average annual total returns of the Fund for the periods indicated compared to those of the Fund's regulatory broad-based securities market index and an additional index with investment characteristics similar to the Fund.
Bar Chart [Heading]	Calendar Year Returns for Fund Shares
Bar Chart Closing [Text Block]	During the periods shown in the chart:ReturnsQuarter endedHighest Quarter8.57%June 30, 2020Lowest Quarter-6.64%March 31, 2020Year-to-date return0.36%March 31, 2026
Performance Table Heading	Average Annual Total Returns(For the Periods Ended December 31, 2025)
Performance Table Narrative	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain situations, the return after taxes on distributions and sale of fund shares may be higher than the other return amounts. The actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your shares through a tax-deferred arrangement, such as an individual retirement account (“IRA”) or 401(k) plan, the after-tax returns shown in the table are not relevant to you.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	If you hold your shares through a tax-deferred arrangement, such as an individual retirement account (“IRA”) or 401(k) plan, the after-tax returns shown in the table are not relevant to you.
Performance Table Explanation after Tax Higher	 In certain situations, the return after taxes on distributions and sale of fund shares may be higher than the other return amounts.
Performance Availability Website Address [Text]	vcm.com
Performance Availability Phone [Text]	(800) 235-8396
Fund Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Year-to-date return
Bar Chart, Year to Date Return	0.36%
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	8.57%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(6.64%)
Lowest Quarterly Return, Date	Mar. 31, 2020